Asset Valuation Allowance (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Asset Valuation Allowance

	December 31, 2017
	Balance at beginning of year	Additions	Deductions	Unused Deductions	Others(a)	Balance at end of period
	(In millions of US$)
Trade accounts and notes receivables	37.1	5.9	(11.3)	—	1.4	33.1
Inventories and work-in-progress	61.1	7.4	(0.6)	—	7.3	75.2
Tax assets	6.5	1.6	—	—	0.1	8.2
Other current assets	3.6	0.2	—	—	—	3.8

Total assets valuation allowance	108.3	15.1	(11.9)	—	8.8	120.3

(a)	Includes the effects of exchange rate changes and changes in the scope of consolidation.

	December 31, 2016
	Balance at beginning of year	Additions	Deductions	Unused Deductions	Others(a)	Balance at end of period
	(In millions of US$)
Trade accounts and notes receivables	42.3	12.3	(17.2)	—	(0.3)	37.1
Inventories and work-in-progress	55.4	9.0	(1.4)	—	(1.9)	61.1
Tax assets	6.9	0.5	(0.1)	—	(0.8)	6.5
Other current assets	7.5	0.3	(4.2)	—	—	3.6

Total assets valuation allowance	112.1	22.1	(22.9)	—	(3.0)	108.3

(a)	Includes the effects of exchange rate changes and changes in the scope of consolidation.

	December 31, 2015
	Balance at beginning of year	Additions	Deductions	Unused Deductions	Others(a)	Balance at end of period
	(In millions of US$)
Trade accounts and notes receivables	34.8	12.2	(6.4)	—	1.7	42.3
Inventories and work-in-progress	51.7	9.3	(1.1)	—	(4.5)	55.4
Tax assets	8.0	1.3	(2.1)	—	(0.3)	6.9
Other current assets	9.8	1.1	(1.1)	—	(2.3)	7.5

Total assets valuation allowance	104.3	23.9	(10.7)	—	(5.4)	112.1

(a)	Includes the effects of exchange rate changes and changes in the scope of consolidation.